Related party disclosures	12 Months Ended
Sep. 30, 2022
Related party disclosures
Related party disclosures

Note 35. Related party disclosures

Related parties

Westpac’s related parties are those it controls or can exert significant influence over. Examples include subsidiaries, associates, joint ventures and superannuation plans as well as key management personnel and their related parties.

Key management personnel (KMP)

Key management personnel are those who, directly or indirectly, have authority and responsibility for planning, directing and controlling the activities of Westpac. This includes all Executives (other than the Group General Counsel and Chief Transformation Officer) and Non-Executive Directors.

Parent Entity

Westpac Banking Corporation is the ultimate parent company of the Group.

Subsidiaries - Note 30

The Parent Entity has the following related party transactions and balances with subsidiaries:

Type of transaction/balance	Details disclosed in
Balances due to/from subsidiaries	Balance Sheet
Dividend income/Transactions with subsidiaries	Note 4
Interest income and Interest expense	Note 3
Tax consolidated group transactions and undertakings	Note 7
Guarantees and undertakings	Note 26

The balances due to/from subsidiaries include a wide range of banking and other financial facilities.

The terms and conditions of related party transactions between the Parent Entity and subsidiaries are sometimes different to commercial terms and conditions. Related party transactions between the Parent Entity and subsidiaries eliminate on consolidation.

Associates - Note 30

The Group provides a wide range of banking and other financial facilities and funds management activities to its associates on commercial terms and conditions.

Superannuation plans

The Group contributed $482 million (2021: $418 million) to defined contribution plans and $63 million (2021: $33 million) to defined benefit plans. Refer to Note 33.

Remuneration of KMP

Total remuneration[1] of the KMP was:

		Post	Other long-
	Short-term	employment	term	Termination	Share-based
$	benefits	benefits	benefits	benefits	payments	Total
Consolidated
2022	24,200,581	653,948	124,524	2,243,696	12,115,309	39,338,058
2021	28,469,165	738,907	(29,003)	3,101,006	10,845,158	43,125,233
Parent Entity
2022	23,079,280	545,877	124,524	2,243,696	11,891,992	37,885,369
2021	27,108,174	607,503	(29,003)	2,421,267	9,631,777	39,739,718

1.	Comparative amounts have been revised to include one KMP’s amortisation of 2021 STVR awards ($12,574), which relate to a service period prior to commencement of the KMP period. This is reflected under share-based payments. Superannuation for 2021 has increased by $8,207 to include superannuation relating to the 2021 cash STVR. This is reflected under post employment benefits.

Note 35. Related party disclosures (continued)

Other transactions with KMP

KMP receive personal banking and financial investment services from the Group in the ordinary course of business. The terms and conditions, for example interest rates and collateral, and the risks to Westpac are comparable to transactions with other employees and did not involve more than the normal risk of repayment or present other unfavourable features.

Details of loans provided and the related interest charged to KMP and their related parties are as follows:

	Interest		Number of
	payable for	Closing loan	KMP with
$	the year	balance	loans
2022	546,866	21,219,759	10
2021	403,893	28,920,829	12

Share rights holdings

For compliance with SEC disclosure requirements, the following table sets out certain details of the performance share rights and unhurdled share rights held at 30 September 2022 by the CEO and other key management personnel (including their related parties):

		Number of
	Latest Date of Exercise	Share Rights
Managing Director and Chief Executive Officer
Peter King	Ranges from 1 October 2033 to 1 October 2036	507,969
Group Executives[1]
Scott Collary	Ranges from 1 October 2035 to 1 October 2036	208,814
Chris De Bruin	Ranges from 1 October 2035 to 1 October 2036	194,756
Carolyn McCann	Ranges from 1 October 2033 to 1 October 2036	213,994
Catherine McGrath	1 October 2036	56,266
Anthony Miller	Ranges from 1 October 2035 to 1 October 2036	204,772
Christine Parker	Ranges from 1 October 2033 to 1 October 2036	278,248
Michael Rowland	Ranges from 1 October 2035 to 1 October 2036	167,623
Jason Yetton	Ranges from 2 April 2035 to 1 October 2036	264,481
Ryan Zanin	1 October 2036	40,934
Former Group Executive
Simon Power	Ranges from 1 October 2033 to 1 October 2036	38,072
David Stephen	Ranges from 1 October 2033 to 1 October 2036	426,734
Les Vance	Ranges from 2 April 2035 to 1 October 2036	151,557

1.	References to Group Executives are only to those who are KMP.

The Group has not issued any options during the year and there are no outstanding options as at 30 September 2022.